Financial assets, Non-current and current financial investments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Financial assets [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 11,719	$ 15,959
Derivative assets (Note 9)	110,344	89,806
Other receivable accounts at amortized cost	75,339	70,472
Total non-current financial assets	197,402	176,237
Contracted concessional financial assets	169,574	186,841
Derivative assets (Note 9)	3,204	7,575
Other receivable accounts at amortized cost	754	1,477
Total current financial assets	$ 173,532	$ 195,893